Earnings Contribution of Northern Trust's Business Units (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	$ 2,405.5		$ 2,169.5		$ 2,081.9
Foreign Exchange Trading Income	206.1		324.5		382.2
Other Noninterest Income	294.2		266.8		264.9
Net Interest Income (FTE)	1,031.1	[1]	1,049.3	[1]	957.8	[1]
Revenue (FTE)	3,936.9	[1]	3,810.1	[1]	3,686.8	[1]
Provision for Credit Losses	25.0		55.0		160.0
Noninterest Expense	2,878.8		2,831.2		2,497.9
Income before Income Taxes	1,033.1	[1]	923.9	[1]	1,028.9	[1]
Provision (Benefit) for Income Taxes	345.8	[1]	320.3	[1]	359.4	[1]
Net Income	687.3		603.6		669.5
Average Assets	92,975.5		91,947.9		76,008.2
Visa Indemnification Benefit			(23.1)		(33.0)		(17.8)	(76.1)	150.0
Noninterest Expense (Excluding Visa Indemnification Benefit)	2,878.8		2,854.3		2,530.9
Corporate and Institutional Services
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	1,334.1		1,196.4		1,175.1
Foreign Exchange Trading Income	193.5		315.7		375.3
Other Noninterest Income	193.6		169.7		147.4
Net Interest Income (FTE)	280.1	[1]	282.5	[1]	271.8	[1]
Revenue (FTE)	2,001.3	[1]	1,964.3	[1]	1,969.6	[1]
Provision for Credit Losses	(2.1)		(20.5)		(16.1)
Noninterest Expense	1,599.9		1,522.4		1,328.9
Income before Income Taxes	403.5	[1]	462.4	[1]	656.8	[1]
Provision (Benefit) for Income Taxes	114.3	[1]	168.3	[1]	222.4	[1]
Net Income	289.2		294.1		434.4
Percentage of Consolidated Net Income	42.00%		49.00%		65.00%
Average Assets	49,904.0		47,533.7		38,749.3
Personal Financial Services
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	1,071.4		973.1		906.8
Foreign Exchange Trading Income	12.6		8.8		6.9
Other Noninterest Income	93.6		119.7		126.4
Net Interest Income (FTE)	629.9	[1]	613.7	[1]	591.8	[1]
Revenue (FTE)	1,807.5	[1]	1,715.3	[1]	1,631.9	[1]
Provision for Credit Losses	27.1		75.5		176.1
Noninterest Expense	1,182.3		1,214.9		1,103.0
Income before Income Taxes	598.1	[1]	424.9	[1]	352.8	[1]
Provision (Benefit) for Income Taxes	226.4	[1]	168.7	[1]	132.8	[1]
Net Income	371.7		256.2		220.0
Percentage of Consolidated Net Income	54.00%		42.00%		33.00%
Average Assets	23,917.9		23,861.5		23,564.5
Treasury and Other
Segment Reporting Information [Line Items]
Other Noninterest Income	7.0		(22.6)		(8.9)
Net Interest Income (FTE)	121.1	[1]	153.1	[1]	94.2	[1]
Revenue (FTE)	128.1	[1]	130.5	[1]	85.3	[1]
Income before Income Taxes	31.5	[1]	36.6	[1]	19.3	[1]
Provision (Benefit) for Income Taxes	5.1	[1]	(16.7)	[1]	4.2	[1]
Net Income	26.4		53.3		15.1
Percentage of Consolidated Net Income	4.00%		9.00%		2.00%
Average Assets	19,153.6		20,552.7		13,694.4
Visa Indemnification Benefit			(23.1)		(33.0)
Noninterest Expense (Excluding Visa Indemnification Benefit)	$ 96.6		$ 117.0		$ 99.0

[1]	Stated on an FTE basis. The consolidated figures include $40.8 million, $40.2 million, and $39.1 million, of FTE adjustments for 2012, 2011, and 2010, respectively.